Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following tables set forth the intangible assets, including accumulated amortization as of November 30, 2019:

	November 30, 2019
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$187,572	$835,546
Trademarks	Indefinite	588,000	-	588,000
Internet domain	2 years	3,000	917	2,083
		$1,614,118	$188,489	$1,425,629

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2019:

	May 31, 2019
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$85,260	$937,858
Trademarks	Indefinite	588,000	-	588,000
Internet domain	2.50 years	3,000	417	2,583
		$1,614,118	$85,677	$1,528,441

Schedule of Future Amortization of Intangible Assets

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Non-Competes	$204,624	$204,624	$204,624	$204,624	$119,362	$-	$937,858
Internet domain	1,000	1,000	583	-	-	-	2,583
Total	$205,624	$205,624	$205,207	$204,624	$119,362	$-	$940,441